Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,881)	$ (43,328)	$ (58,990)
Foreign currency translation adjustments	1,201	(2,494)	(920)
Comprehensive loss	$ (3,680)	$ (45,822)	$ (59,910)